Condensed Consolidated Statements of Stockholder's Equity / (Deficit) - USD ($) $ in Thousands	Total	Previously Reported [Member]	Revision of Prior Period, Adjustment [Member]	Preferred Stock [Member] Convertible Preferred Stock [Member] Previously Reported [Member]	Preferred Stock [Member] Convertible Preferred Stock [Member] Revision of Prior Period, Adjustment [Member]	Common Stock [Member]	Common Stock [Member] Previously Reported [Member]	Common Stock [Member] Revision of Prior Period, Adjustment [Member]	Common Stock [Member] Previously Restated [Member]	Additional Paid-in Capital [Member]	Additional Paid-in Capital [Member] Previously Reported [Member]	Additional Paid-in Capital [Member] Revision of Prior Period, Adjustment [Member]	Accumulated Deficit [Member]	Accumulated Deficit [Member] Previously Reported [Member]	Accumulated Other Comprehensive Loss [Member]	Accumulated Other Comprehensive Loss [Member] Previously Reported [Member]
Beginning balance at Dec. 31, 2019	$ (12,692)	$ (165,670)	$ 152,978	$ 152,978	$ (152,978)	$ 0	$ 0	$ 0		$ 195,599	$ 42,621	$ 152,978	$ (208,218)	$ (208,218)	$ (73)	$ (73)
Beginning balance, shares at Dec. 31, 2019				7,695,112	(7,695,112)	2,786,800	234,387	2,552,413
Issuance of common stock warrants	7,212									7,212
Stock-based compensation	5,443									5,443
Shares issued upon exercise of options	$ 34									34
Shares issued upon exercise of options, shares	1,549					1,549
Other comprehensive gain (loss)	$ 12														12
Net loss	(35,835)												(35,835)
Ending balance at Dec. 31, 2020	(35,826)	(188,804)	152,978	$ 152,978	$ (152,978)	$ 0	$ 0	$ 0		208,288	55,310	152,978	(244,053)	(244,053)	(61)	(61)
Ending balance, shares at Dec. 31, 2020				7,695,112	(7,695,112)	2,788,351	234,785	2,553,566	2,788,349
Issuance of common stock warrants	21,971									21,971
Issuance of Restricted Stock Awards ("RSAs")	563									563
Issuance of Restricted Stock Awards ("RSAs"), shares						58,199
Stock-based compensation	1,017									1,017
Shares issued upon exercise of options	74									74
Shares issued upon exercise of options, shares						3,878
Other comprehensive gain (loss)	5														5
Net loss	(14,714)												(14,714)
Ending balance at Mar. 31, 2021	(26,910)					$ 0				231,913			(258,767)		(56)
Ending balance, shares at Mar. 31, 2021						2,850,428
Beginning balance at Dec. 31, 2020	(35,826)	(188,804)	152,978	$ 152,978	$ (152,978)	$ 0	$ 0	$ 0		208,288	55,310	152,978	(244,053)	(244,053)	(61)	(61)
Beginning balance, shares at Dec. 31, 2020				7,695,112	(7,695,112)	2,788,351	234,785	2,553,566	2,788,349
Net loss	(35,181)
Ending balance at Jun. 30, 2021	(41,664)					$ 0				237,637			(279,234)		(67)
Ending balance, shares at Jun. 30, 2021						2,850,428
Beginning balance at Dec. 31, 2020	(35,826)	(188,804)	152,978	$ 152,978	$ (152,978)	$ 0	$ 0	$ 0		208,288	55,310	152,978	(244,053)	(244,053)	(61)	(61)
Beginning balance, shares at Dec. 31, 2020				7,695,112	(7,695,112)	2,788,351	234,785	2,553,566	2,788,349
Issuance of common stock warrants	21,971									21,971
Issuance of Restricted Stock Awards ("RSAs")	7,905					$ 0				7,905
Issuance of Restricted Stock Awards ("RSAs"), shares						58,199
Stock-based compensation	4,067									4,067
Shares issued upon exercise of options	$ 74									74
Shares issued upon exercise of options, shares	3,878					3,878
Shares issued upon exercise of common stock warrants, shares						450
Net loss	$ (63,544)												(63,544)
Ending balance at Dec. 31, 2021	(65,353)	(218,331)	152,978	$ 152,978	$ (152,978)	$ 0	$ 0	$ 0		242,305	89,327	152,978	(307,597)	(307,597)	(61)	(61)
Ending balance, shares at Dec. 31, 2021				7,695,112	(7,695,112)	2,850,876	250,898	2,599,978
Beginning balance at Mar. 31, 2021	(26,910)					$ 0				231,913			(258,767)		(56)
Beginning balance, shares at Mar. 31, 2021						2,850,428
Stock-based compensation	1,065									1,065
Other comprehensive gain (loss)	(11)														(11)
Vesting of RSAs	4,659									4,659
Net loss	(20,467)												(20,467)
Ending balance at Jun. 30, 2021	(41,664)					$ 0				237,637			(279,234)		(67)
Ending balance, shares at Jun. 30, 2021						2,850,428
Beginning balance at Dec. 31, 2021	(65,353)	(218,331)	152,978	$ 152,978	$ (152,978)	$ 0	$ 0	$ 0		242,305	89,327	152,978	(307,597)	(307,597)	(61)	(61)
Beginning balance, shares at Dec. 31, 2021				7,695,112	(7,695,112)	2,850,876	250,898	2,599,978
Conversion of 2023 Notes into common stock	101,978					$ 0				101,978
Conversion of 2023 Notes into common stock, Shares						723,223
Issuance of common stock upon the reverse capitalization, net of offering costs	(9,150)					$ 0				(9,150)
Issuance of common stock upon the reverse capitalization, net of offering costs, Shares						411,610
Offering cost in connection with Business Combination and PIPE financing	(12,450)									(12,450)
Issuance of PIPE shares	36,950									36,950
Stock Issued During Period, PIPE Shares, New Issues						184,750
Subsequent issuance of shares for offering costs incurred in connection with Business Combination and PIPE financing	9,531					$ 0				9,531
Subsequent issuance of shares for offering costs incurred in connection with Business Combination and PIPE financing, shares						240,182
Issuance of common stock upon vesting of RSUs	0					$ 0
Issuance of common stock upon vesting of RSUs, shares						358,776
Issuance of common stock warrants	17,602									17,602
Stock-based compensation	51,561									51,561
Shares issued upon exercise of options	58									58
Shares issued upon exercise of options, shares						9,892
Shares issued upon exercise of common stock warrants	29									29
Shares issued upon exercise of common stock warrants, shares						145,379
Other comprehensive gain (loss)	(11)														(11)
Net loss	(104,682)												(104,682)
Ending balance at Mar. 31, 2022	26,063					$ 0				438,414			(412,279)		(72)
Ending balance, shares at Mar. 31, 2022						4,924,688
Beginning balance at Dec. 31, 2021	(65,353)	$ (218,331)	$ 152,978	$ 152,978	$ (152,978)	$ 0	$ 0	$ 0		242,305	$ 89,327	$ 152,978	(307,597)	$ (307,597)	(61)	$ (61)
Beginning balance, shares at Dec. 31, 2021				7,695,112	(7,695,112)	2,850,876	250,898	2,599,978
Issuance of PIPE shares	$ 36,950
Shares issued upon exercise of options, shares	9,892
Net loss	$ (130,356)
Ending balance at Jun. 30, 2022	24,808					$ 0				462,840			(437,953)		(79)
Ending balance, shares at Jun. 30, 2022						6,476,566
Beginning balance at Mar. 31, 2022	26,063					$ 0				438,414			(412,279)		(72)
Beginning balance, shares at Mar. 31, 2022						4,924,688
Issuance of common stock upon vesting of RSUs, shares						34,961
Stock-based compensation	5,006									5,006
Shares issued upon exercise of common stock warrants	41									41
Shares issued upon exercise of common stock warrants, shares						202,758
Other comprehensive gain (loss)	(7)														(7)
Shares issued upon draw down of GEM agreement, shares						1,314,159
Shares issued upon draw down of GEM agreement	19,379					$ 0				19,379
Net loss	(25,674)												(25,674)
Ending balance at Jun. 30, 2022	$ 24,808					$ 0				$ 462,840			$ (437,953)		$ (79)
Ending balance, shares at Jun. 30, 2022						6,476,566